Classification and measurement of financial instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 156	$ 173
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	3	8
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	103	106
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(11)	(62)
Financial Liabilities	(11)	(62)
Deferred compensation plan liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(216)	(256)
Financial Liabilities	(216)	(256)
Loans and other borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortised cost	(2,396)	(2,845)
Financial Liabilities	(2,396)	(2,845)
Trade and other payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(83)	(73)
Financial liabilities at amortised cost	(658)	(566)
Financial liabilities, Not categorised as a financial instrument	(37)	(29)
Financial Liabilities	(778)	(668)
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	106	114
Financial assets at amortised cost	50	61
Financial assets	156	175
Cash and cash equivalent [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	360	1,025
Financial assets at amortised cost	616	425
Financial assets	976	1,450
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7
Financial assets	7
Deferred Compensation Plan Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	216	256
Financial assets	216	256
Trade and other receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	542	501
Financial assets, Not categorised as a financial instrument	104	73
Financial assets	646	574
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 88	$ 106